Goodwill and Intangible Assets, Net - Intangible Assets (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 132		$ 132		$ 132	$ 110
Accumulated Amortization		(68)		(68)		(58)	(7)
Net Carrying Value		64		64		74	103
Amortization of intangible assets		3	$ 15	$ 10	$ 44	$ 51	$ 7	$ 0
Existing Technology
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years)				7 years 2 months 12 days		7 years 7 months 6 days	1 year 4 months 24 days
Gross Carrying Value		71		$ 71		$ 71	$ 49
Accumulated Amortization		(51)		(51)		(48)	(6)
Net Carrying Value		20		$ 20		23	$ 43
Existing Technology | Caviar
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years)	8 months 12 days
Amortization of intangible assets						$ 15
Vendor Relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years)				11 years 1 month 6 days		11 years 9 months 18 days	12 years 9 months 18 days
Gross Carrying Value		45		$ 45		$ 45	$ 45
Accumulated Amortization		(6)		(6)		(4)	(1)
Net Carrying Value		39		39		$ 41	$ 44
Courier Relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years)						3 months 18 days	1 year 3 months 18 days
Gross Carrying Value		1		1		$ 1	$ 1
Accumulated Amortization		(1)		(1)		(1)
Net Carrying Value		0		$ 0		$ 0	$ 1
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years)				1 year 1 month 6 days		1 year 9 months 18 days	2 years 9 months 18 days
Gross Carrying Value		9		$ 9		$ 9	$ 9
Accumulated Amortization		(6)		(6)		(3)
Net Carrying Value		3		$ 3		$ 6	$ 9
Trade Name and Trademarks
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years)				1 year 1 month 6 days		1 year 9 months 18 days	2 years 9 months 18 days
Gross Carrying Value		6		$ 6		$ 6	$ 6
Accumulated Amortization		(4)		(4)		(2)
Net Carrying Value		$ 2		$ 2		$ 4	$ 6